Concentrations, Commitments and Contingencies - Additional Information (Detail) (USD $)	6 Months Ended		12 Months Ended		1 Months Ended		6 Months Ended		12 Months Ended			1 Months Ended		12 Months Ended				6 Months Ended																				12 Months Ended			6 Months Ended		6 Months Ended
	Jan. 31, 2014	Jan. 31, 2013	Jul. 31, 2013	Jul. 31, 2012	Mar. 27, 2014 Subsequent Event [Member]	Feb. 12, 2014 Subsequent Event [Member]	Jan. 31, 2014 Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Cortelco Systems Holding Corp [Member]	Jul. 31, 2012 Cortelco Systems Holding Corp [Member]	Feb. 14, 2014 Cortelco Systems Holding Corp [Member]	Mar. 27, 2014 Cortelco Systems Holding Corp [Member] Subsequent Event [Member]	Dec. 15, 2014 Cortelco Systems Holding Corp [Member] Subsequent Event [Member]	Dec. 31, 2013 Inventergy Inc [Member]	Dec. 31, 2012 Inventergy Inc [Member]	Jan. 31, 2013 Inventergy Inc [Member]	Jan. 31, 2013 Inventergy Inc [Member] Subsequent Event [Member]	Jan. 31, 2014 Customer One [Member]	Jan. 31, 2013 Customer One [Member]	Jan. 31, 2014 Customer One [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Customer One [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Customer Two [Member]	Jan. 31, 2013 Customer Two [Member]	Jan. 31, 2014 Customer Two [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Customer Two [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Customer Three [Member]	Jan. 31, 2013 Customer Three [Member]	Jan. 31, 2014 Customer Three [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Customer Three [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Customer Four [Member]	Jan. 31, 2013 Customer Four [Member]	Jan. 31, 2014 Customer Four [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Customer Four [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2014 Customer Five [Member]	Jan. 31, 2014 Customer Five [Member] Cortelco Systems Holding Corp [Member]	Jan. 31, 2013 Customer Five [Member] Cortelco Systems Holding Corp [Member]	Jul. 31, 2013 Caguas Puerto Rico [Member] sqft	Jul. 31, 2013 Caguas Puerto Rico [Member] Cortelco Systems Holding Corp [Member] sqft	Jul. 31, 2013 Corinth Mississippi [Member] sqft	Jul. 31, 2013 Corinth Mississippi [Member] Cortelco Systems Holding Corp [Member] sqft	Jan. 31, 2014 Cortelco Systems Puerto Rico [Member]	Feb. 12, 2014 Cortelco Systems Puerto Rico [Member] Subsequent Event [Member]	Jan. 31, 2014 Cortelco Systems Puerto Rico [Member] Cortelco Systems Holding Corp [Member]
Lease office and warehouse space in Corinth, Mississippi																																					17,236	17,236	77,000	77,000
Operating lease rent			$ 248,000	$ 242,000					$ 248,000	$ 242,000				$ 551
Expiry date of leasing in Puerto Rico Industrial Development Company			Aug. 01, 2019																																			Dec. 01, 2010
Monthly rent			12,000						12,000						551
Personal property tax	320,000		320,000				320,000		320,000
Personal property tax including interest and penalties	559,807								530,000		559,807
Income Tax Examination, Penalties and Interest Accrued, Total			96,000	96,000			96,000		96,000	96,000
Total accounts receivable	26.00%	38.00%					23.00%	38.00%										7.00%	18.00%	7.00%	18.00%	6.00%	7.00%	6.00%		6.00%	7.00%	4.00%	7.00%	4.00%	6.00%	4.00%	7.00%	3.00%	2.00%	6.00%
Total revenue	35.00%	42.00%					34.00%	42.00%										10.00%	18.00%	11.00%	18.00%	10.00%	13.00%	10.00%	13.00%	8.00%	7.00%	8.00%	7.00%	7.00%	4.00%	5.00%	4.00%
Commitment for inventory purchases	1,383,000						1,383,000
Accounts receivable and inventories	1,000,000		1,000,000				1,000,000		1,000,000
Interest rate of loan	4.00%						4.00%
Line of credit facility current borrowing capacity	800,000		250,000				800,000		250,000
Interest Rate Base	2.00%						2.00%
Line of credit, expiration date			Dec. 15, 2013						Dec. 15, 2014																																Dec. 15, 2014		Dec. 15, 2014
Agreement expiration period																																									Nov. 30, 2014		Nov. 30, 2014
Rent expense														74,300	7,019
Security Deposit														5,478		3,371	3,371
Borrowings on lines of credit	250,000		0				250,000		0				1,000,000
Additional liability recorded	224,000
Loss contingency, period of occurrence	0
Payment of demand notice						559,807																																				559,807
Settlement agreement outstanding					320,000							320,000
Income tax examination estimate of possible loss							320,000
Income tax examination penalties and interest accrued			96,000	96,000			96,000		96,000	96,000
Future unconditional guarantee paid														$ 18,000,000
Discount Rate														12.00%